Leases (Details) - Schedule of Maturities of Operating Lease liabilities - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Operating Lease liabilities [Abstract]
Year ending December 31, 2024	¥ 273,436,745
2025	261,218,811
2026	227,095,265
2027	167,770,657
2028	116,205,068
Thereafter	107,383,356
Total undiscounted lease payments	1,153,109,902
Less: imputed interest	(244,543,417)
Total lease liabilities	¥ 908,566,485	¥ 1,000,717,229